Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3 (without sales charge)
Average Annual Return, Percent	8.05%	9.21%
Without Sales Load [Member] | Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3 (without sales charge)
Average Annual Return, Percent	8.72%	7.77%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%	21.21%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%	21.21%